EQUITY	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	NOTE 11: EQUITY
11.1 Share details
On May 14, 2020, the Company completed an offering of common shares, without nominal value for 750 at a price of $9.27 per share. The Significant Shareholder participated in the offerings by contributing an amount of 100 for the shares.
Following the offering of common shares described above with net proceeds of 740 (net of transaction costs of 10), on May 14, 2020, the Company issued 80,906,149 fully paid up shares. The Company allocated 29 to share capital, which increased from 364 at December 31, 2019 to 393 at December 31, 2020 and the remainder of 711 to additional paid-in-capital.
Under the terms of the offerings, there was a 180-day lock-up period for the Company on issuances or sales of shares and securities exchangeable for or convertible into shares, subject to customary exceptions.
Share capital
Following the approval by the extraordinary general meeting of shareholders on June 8, 2021 to cancel all the shares repurchased by the Company under its share buyback programs up to a maximum of 165 million shares, the Company decreased issued share capital on August 4, 2021 and September 22, 2021 through the cancellation of 70 million and
50 million treasury shares, respectively. Accordingly, the aggregate number of shares issued and fully paid up decreased from 1,102,809,772 to 982,809,772 and share capital decreased by 43 from 393 at December 31, 2020 to 350 at December 31, 2021.
On January 14, 2022 and May 18, 2022, ArcelorMittal cancelled 45 million and 60 million treasury shares, respectively, to keep the number of treasury shares within appropriate levels. These cancellations took into account the shares already purchased under the 1,000 share buyback programs announced on November 17, 2021, which were completed on December 28, 2021 and on May 5, 2022, respectively. Following these cancellations, the aggregate number of shares issued and fully paid up and share capital decreased from 982,809,772 and 350 as of December 31, 2021 to 877,809,772 and 312 as of December 31, 2022, respectively.
On April 28, 2023, ArcelorMittal cancelled 25 million treasury shares to keep the number of treasury shares within appropriate levels. This cancellation took into account the shares already purchased under the 60,431,380 share buyback program (see below). Following this cancellation, the aggregate number of shares issued and fully paid up and share capital decreased from 877,809,772 and 312 as of December 31, 2022 to 852,809,772 and 303 as of December 31, 2023, respectively.
The Company’s shares consist of the following:

	December 31, 2021	Movement in year	December 31, 2022	Movement in year	December 31, 2023
Issued shares	982,809,772	(105,000,000)	877,809,772	(25,000,000)	852,809,772
Treasury shares	(71,916,570)	(555,273)	(72,471,843)	38,933,827	(33,538,016)
Total outstanding shares	910,893,202	(105,555,273)	805,337,929	13,933,827	819,271,756
The number of issued shares was 982,809,772 at December 31, 2021, 877,809,772 at December 31, 2022 and 852,809,772 at December 31, 2023.
Authorized shares
On August 4, 2021, following the cancellation of 70 million treasury shares, the authorized share capital decreased from 485 represented by 1,361,418,599 ordinary shares without nominal value to 460 represented by 1,291,418,599 ordinary shares without nominal value. On September 22, 2021, following the cancellation of 50 million treasury shares, the authorized share capital decreased further to 442 represented by 1,241,418,599 ordinary shares without nominal value.
Following the cancellations of treasury shares on January 14, 2022 and May 18, 2022, authorized share capital decreased from 442 represented by 1,241,418,599 ordinary shares without nominal value as of December 31, 2021 to 404 represented by 1,136,418,599 ordinary shares without nominal value as of December 31, 2022.
Following the cancellation of treasury shares on April 28, 2023, authorized share capital decreased from 404 represented by 1,136,418,599 ordinary shares without nominal value as of December 31, 2022 to 395 represented by 1,111,418,599 ordinary shares without nominal value as of December 31, 2023.
Share buyback
On March 3, 2021, ArcelorMittal completed its first share buyback program in 2021 and repurchased 27.1 million shares for a total amount of €537 million (650) at an average price per share of €19.79 ($23.97).
On June 17, 2021, ArcelorMittal completed a second share buyback program and repurchased 17.8 million shares for a total amount of €469 million (570) at an average price per share of €26.27 ($31.94).
On July 5, 2021, ArcelorMittal completed a third share buyback program and repurchased 24.5 million shares for a total amount of €630 million (750) at an average price per share of €25.77 ($30.66).
On November 16, 2021, ArcelorMittal completed a fourth share buyback program and repurchased 67.4 million shares for a total value of €1,881 million (2,200) at an average price per share of €27.91 ($32.64).
On December 28, 2021, the Company completed a fifth share buyback program and repurchased 34.1 million shares for a total value of €886 million (1,000) at an average price per share of €25.99 ($29.34).
During 2021, the Company repurchased 62.2 million shares from the Significant Shareholder under its five share buyback programs to maintain Significant Shareholder's current level of voting rights (pursuant to the Share Repurchase Agreement signed on February 12, 2021) for €1,600 million (1,878).
On April 25, 2022, ArcelorMittal completed its 1,000 share buyback program announced on February 11, 2022 under the authorization given by the annual general meeting of shareholders of June 8, 2021 and repurchased 31.8 million shares for a total value of €911 million (equivalent to 1,000) at an approximate average price per share of €28.68 ($31.49).
On June 8, 2022, ArcelorMittal completed a second share buyback program in the amount of 1,000 under the authorization given by the annual general meeting of shareholders of May 4, 2022, bringing the total 2022 buybacks announced so far to 2,000. ArcelorMittal repurchased 33.3 million shares for a total value of €943 million (equivalent to 1,000) at an approximate average price per share of €28.26 ($29.99).
On July 29, 2022, the Company announced a third share buyback program of 60.4 million shares (approximately 1.4 billion based on share price as of July 26, 2022) to be completed by the end of May 2023 (subject to market conditions) under the authorization given by the annual general meeting of shareholders of May 4, 2022. The Significant Shareholder has decided not to participate in the program consistent with the position announced on February 25, 2022. On March 31, 2023, ArcelorMittal completed the share buyback program. The total repurchase value was €1,456 million (1,492) at an approximate average price per share of €24.10 ($24.68).
On May 5, 2023, ArcelorMittal announced the commencement of a new buyback program of up to 85 million shares under the authorization given by the annual general meeting of shareholders of May 2, 2023, to be completed by May 2025. The actual amount of shares that will be repurchased pursuant to this new program will depend on the level of post-dividend free cash flow ("FCF") (calculated as net cash provided by operating activities less purchases of property, plant and equipment and intangibles less dividends paid to non-controlling shareholders) generated over the period (the Company’s defined policy is to return a minimum of 50% of post-dividend annual FCF), the continued authorization by shareholders, and market conditions. At market closure on December 31, 2023, ArcelorMittal had repurchased 26.2 million shares for a total value of €601 million (652) at an average price per share of €22.88 ($24.85).
The shares acquired under the different programs are intended to meet ArcelorMittal’s obligations under debt obligations exchangeable into equity securities; to reduce ArcelorMittal’s share capital, and/or to meet ArcelorMittal’s obligations arising from employee share programs.
Treasury shares
ArcelorMittal held, indirectly and directly, 33.5 million and 72.5 million treasury shares as of December 31, 2023 and December 31, 2022, respectively.
11.2 Equity instruments and hybrid instruments
Mandatory convertible bonds
On December 28, 2009, the Company issued through Hera Ermac, a wholly-owned subsidiary, 750 unsecured and unsubordinated bonds mandatorily convertible into preferred shares of such subsidiary. The bonds were placed privately with a Luxembourg affiliate of Crédit Agricole (formerly Calyon) and are not listed. The Company has the option to call the mandatory convertible bonds until 10 business days before the maturity date. Hera Ermac invested the proceeds of the bonds issuance and an equity contribution by the Company in notes issued by subsidiaries of the Company linked to the values of shares of Erdemir and China Oriental. On April 20, 2011, the Company signed an agreement for an extension of the conversion date of the mandatory convertible bonds to January 31, 2013. On September 27, 2011, the Company increased the mandatory convertible bonds from 750 to 1,000. The Company has extended the conversion date for the mandatory convertible bonds from time to time.
On March 29, 2019 and December 18, 2019, the Company repaid notes issued by subsidiaries which were linked to the value of the shares of Erdemir. As of December 31, 2020, the remaining notes were linked to the value of the shares of China Oriental (see note 6.1.5).
On December 22, 2020, the maturity of the mandatory convertible bonds was extended from January 29, 2021 to January 31, 2024. The other main features of the mandatory convertible bonds remained unchanged.
On March 14, 2023, the Company, through its wholly-owned subsidiary Hera Ermac, early repaid 226,666 out of the 666,666 outstanding unsecured and unsubordinated bonds mandatorily convertible into preferred shares of such subsidiary ("MCBs") for a total cash consideration of 340. The bonds were placed privately with a Luxembourg affiliate of Crédit Agricole. The Company determined that the MCBs are a hybrid instrument including an equity component recognized as non-controlling interests and a liability component. Following the early partial repayment, the Company allocated the cash consideration to the liability component (25) and equity component (315) of the instrument, which resulted in 291 decrease in non-controlling interests and 24 decrease in retained earnings consistent with the original allocation using the net present value of the future interest payments at the date of early redemption.
On December 21, 2023, the Company signed an agreement for an extension of the conversion date of the mandatory convertible bonds to January 30, 2026. The other main features of the mandatory convertible bonds remained unchanged. The Company determined that this transaction led to the extinguishment of the existing compound instrument and the recognition of a new compound instrument including non-controlling interests for 547 and other liabilities for 113. The derecognition of the previous instrument and the recognition at fair value of the new instrument resulted in 66 expense included in financing costs-net in the consolidated statement of operations and 32 decrease in non-controlling interests.
Mandatorily convertible subordinated notes
On May 18, 2020, the Company completed an offering of mandatorily convertible subordinated notes (“MCNs”) for 1,250. The MCNs had a three-year maturity, were issued at 100% of the principal amount and were mandatorily converted into common shares of the Company upon maturity unless converted earlier at the option of the holders or ArcelorMittal during the conversion period or upon occurrence of certain defined events.
The Significant Shareholder participated in the offerings by contributing an amount of 100 for the MCNs.
The Company determined that the MCNs were a hybrid instrument including an equity component and a debt component.
On December 23, 2021, ArcelorMittal completed separate, privately negotiated agreements with a limited number of holders of MCNs to repurchase 395 in aggregate principal amount of MCNs at the minimum conversion ratio for an aggregate cash consideration of 1,196. The Company allocated the cash consideration to the debt (30) and equity (331) components of the instrument and recognized in financing costs - net a 61 loss relating to the liability component and a 774 (589 net of tax) decrease in retained earnings relating to the equity component consistent with the original allocation using net present value of the future interest payments at the date of exchange.
On May 19, 2023, upon mandatory conversion of the 24,290,025 outstanding mandatorily convertible subordinated notes ("MCNs") due May 18, 2023, ArcelorMittal delivered a total of 57,057,991 treasury shares (of which 9,396,120 to the Significant Shareholder) with a carrying amount of 1,534. The Company determined that the MCNs are a hybrid instrument including an equity component and a debt component. Following the mandatory conversion, it derecognized the 509 equity component presented separately in the statements of changes in equity and recognized a 1,025 (794 net of tax) decrease in additional paid-in capital.
11.3 Earnings per common share
Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing income available to equity holders by the weighted average number of common shares plus potential common shares from share unit plans whenever the conversion results in a dilutive effect.
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022	2021
Net income attributable to equity holders of the parent	919	9,302	14,956
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	842	911	1,105
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	845	914	1,108
11.4 Dividends
Calculations to determine the amounts available for dividends are based on ArcelorMittal’s financial statements (“ArcelorMittal
S.A.”) which are prepared in accordance with IFRS, as endorsed by the European Union. ArcelorMittal S.A. has no significant manufacturing operations of its own and generates its profit mostly from financing activities and the management fees/industrial franchise agreements with Group companies. Accordingly, it can only pay dividends or distributions to the extent it is entitled to receive cash dividend distributions from its subsidiaries’ recognized gains, profit generated by its own activities, from the sale of its assets or share premiums from the issuance of common shares. Dividends are declared in U.S. dollar and are payable in either U.S. dollar or in euros.

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2020	Annual general shareholders’ meeting on June 8, 2021	0.30	June 15, 2021	312
Dividend for financial year 2021	Annual general shareholders’ meeting on May 4, 2022	0.38	June 10, 2022	332
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369
On May 2, 2023 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.44 per share. The dividend amounted to 369 and payment includes two installments; the first installment of 185 was paid on June 15, 2023 and the second one of 184 was settled on December 7, 2023.
In February 2024, the Board of Directors recommended the base annual dividend of $0.50 per share, to be paid in two equal installments in June and December 2024, subject to the approval of shareholders at the annual general meeting of shareholders in April 2024.

11.5 Non-controlling interests
11.5.1 Non-wholly owned subsidiaries that have material non-controlling interests
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2023	% of non-controlling interests and non- controlling voting rights at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non-controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022	Non-controlling interests at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021
AMSA	South Africa	30.78%	30.78%	(67)	115	55	198	151
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	3	115	5	103	9
AMKR	Ukraine	4.87%	4.87%	(15)	55	(68)	74	45
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	55	225	60	215	127
Hera Ermac[2]	Luxembourg	—	—		532	—	855	—
AMMC	Canada	15.00%	15.00%	149	561	183	492	257
Arceo	Belgium	62.86%	62.86%	3	150	1	144	2
ArcelorMittal Liberia Ltd[3]	Liberia	15.00%	15.00%	(11)	(169)	—	(173)	4
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(8)	216	(9)	225	—
Other				(6)	307	9	305	14
Total				103	2,107	236	2,438	609
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026 (see note 11.2).
3.ArcelorMittal Liberia Ltd is incorporated in Cyprus. On December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).

The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2023 and 2022 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2023, 2022 and 2021.

	December 31, 2023
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Current assets	1,058	318	561	293	166	1,860	205	186	361
Non-current assets	464	113	1,230	232	990	3,108	39	919	812
Total assets	1,522	431	1,791	525	1,156	4,968	244	1,105	1,173
Current liabilities	876	251	638	94	58	530	—	546	68
Non-current liabilities	273	17	168	15	200	504	—	1,512	25
Net assets	373	163	985	416	898	3,934	244	(953)	1,080

	December 31, 2023
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Revenue	2,256	471	1,144	915	—	3,216	—	248	732
Net (loss) income	(217)	4	(328)	128	(51)	943	5	(85)	(40)
Total comprehensive income (loss)	(216)	13	(336)	127	(51)	935	5	(85)	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—
Cash and cash equivalents:
At the beginning of the year / at acquisition date	157	89	26	18	—	206	93	4	4
At the end of the year	134	77	14	14	7	112	95	5	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	(1)

	December 31, 2022
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Current assets	1,124	280	801	362	704	1,444	191	371	311
Non-current assets	608	98	1,186	160	953	3,029	42	423	963
Total assets	1,732	378	1,987	522	1,657	4,473	233	794	1,274
Current liabilities	762	193	493	107	64	480	—	1,727	113
Non-current liabilities	327	32	165	15	102	460	—	36	31
Net assets	643	153	1,329	400	1,491	3,533	233	(969)	1,130

	December 31, 2022
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Revenue	2,516	471	1,435	1,032	—	3,467	—	303	462
Net income (loss)	177	9	(1,429)	141	(55)	1,171	2	4	(43)
Total comprehensive income (loss)	178	15	(1,386)	140	(55)	1,273	2	4	(43)

	December 31, 2022
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia	ArcelorMittal Texas HBI LLC
Net cash provided by / (used in) operating activities	22	30	77	202	17	1,159	6	154	125
Net cash provided by / (used in) investing activities	(69)	(14)	(73)	(59)	(11)	432	6	(452)	(133)
Net cash provided by / (used in) financing activities	5	(15)	(20)	(156)	(6)	(1,601)	(3)	300	—
Impact of currency movements on cash	(4)	(11)	(6)	—	—	—	(5)	—	—
Cash and cash equivalents:
At the beginning of the year	203	99	48	31	—	216	89	2	12
At the end of the year	157	89	26	18	—	206	93	4	4
Dividend to non-controlling interests	—	(10)	—	(71)	—	(237)	(2)	—	—

	December 31, 2021
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,695	480	4,015	1,021	—	3,997	—	372
Net income (loss)	489	15	920	272	(4)	1,713	3	63
Total comprehensive income (loss)	491	17	918	273	(4)	1,796	3	63

	December 31, 2021
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	180	23	778	90	5	2,310	8	214
Net cash provided by / (used in) investing activities	(85)	(6)	(313)	(5)	8	(844)	19	(78)
Net cash provided by / (used in) financing activities	(49)	(4)	(449)	(72)	(13)	(1,375)	(5)	(135)
Impact of currency movements on cash	(16)	(6)	1	(2)	—	—	(6)	—
Cash and cash equivalents:
At the beginning of the year	173	92	31	20	—	125	73	1
At the end of the year	203	99	48	31	—	216	89	2
Dividend to non-controlling interests	—	(2)	(17)	(22)	—	(202)	(3)	—
11.5.2 Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.
Transactions with non-controlling interests also include the mandatory convertible bonds (see note 11.2).
Put option liabilities
On March 30, 2022 Votorantim S.A. exercised the put option right it has under its shareholders’ agreement with the Company with respect to its 2.9% preferred share interest in ArcelorMittal Brasil following the acquisition of Votorantim S.A.'s long steel business in Brazil in 2018, which was subsequently renamed ArcelorMittal Sul Fluminense ("AMSF"). The exercise price of the put option is calculated pursuant to an agreed formula in the shareholders’ agreement which applies a 6 times multiple of ArcelorMittal Brasil Longs Business EBITDA in the four immediately preceding calendar quarters from the date of the put option exercise (subject to certain adjustments, such as the exclusion of any unusual, infrequent or abnormal events) less an assumed net debt of BRL 6.2 billion times 15%. The
Company determined that it has a present ownership interest in the preferred shares subject to the put option. Accordingly, it recognized at acquisition date of AMSF a 328 financial liability at amortized cost and measured at the present value of the redemption amount. As of December 31, 2022, the Company calculated the put option exercise price in the amount of BRL 1.0 billion (179 see note 4.8). Votorantim S.A. has indicated that it does not agree with ArcelorMittal Brasil’s calculation of the exercise price and filed a request for arbitration on September 28, 2022. The definition of the final put option exercise price will be subject to the arbitration procedure, whose estimated timing for resolution is currently unknown. In January 2023, ArcelorMittal Brasil settled the undisputed amount it accepts as the value of the put option for 179 (see note 9.3).
On June 3, 2021, following an amendment to the shareholders' agreement signed between the Company and non-controlling interests in NSI, an entity in which ArcelorMittal holds a 50% controlling stake and which holds a 64.86% interest in Sonasid in Morocco, the Company granted to such non-controlling interests a put option to buy the totality of their shares in NSI exercisable by its holders during three periods between December 5, 2022 to December 4, 2024, December 5, 2027 to December 4, 2029 and December 5, 2032 to December 4, 2034. The carrying amount of the financial liability at amortized cost was 116 and 122 as of December 31, 2023 and 2022, respectively, and is measured at the present value of the redemption amount (see note 9.2).
In conjunction with the acquisition of an 80% interest in ArcelorMittal Texas HBI on June 30, 2022, ArcelorMittal granted to voestalpine a put option exercisable at the end of the fifth, tenth and fifteenth year subsequently to the acquisition date. The Company recognized at inception a 177 (158 as of December 31, 2023) financial liability at amortized cost measured at the present value of the redemption amount of the written put option based on the lower of equity value increased by an annual contractual return and fair value (see notes 2.2.4 and 9.2).